Investments at equity method - Summary of Financial Information of Companies Accounted for Using the Equity Method (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total assets	€ 2,472,179		€ 2,457,724	€ 2,415,054
Total equity	679,375	€ 703,680	644,304	645,034	€ 729,754	€ 725,487
Net revenues	728,993	603,340	1,292,402	1,014,733	1,321,327
(Loss)/Profit for the year	€ 21,021	€ 32,234	(127,661)	€ (46,540)	€ 25,439
Pelletteria Tizeta [Member]
Disclosure of associates [line items]
Total assets			29,311
Total liabilities			22,340
Total equity			6,971
Net revenues			28,329
(Loss)/Profit for the year			1,055
Tom Ford International LLC [Member]
Disclosure of associates [line items]
Total assets			318,667
Total liabilities			444,006
Total equity			(125,339)
Net revenues			221,480
(Loss)/Profit for the year			12,620
Filati Biagioli Modesto S P A [Member]
Disclosure of associates [line items]
Total assets			37,707
Total liabilities			35,992
Total equity			1,715
Net revenues			30,766
(Loss)/Profit for the year			€ (333)